Annual Total Returns[BarChart] - SA American Funds Growth-Income Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.08%)	17.08%	33.12%	10.28%	1.17%	11.16%	22.08%	(2.05%)	25.75%	13.25%